BETTER 10K - CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Interest Income (Expense), Net [Abstract]
Interest Income, Operating	$ 3,667	$ 4,977	$ 12,527	$ 22,918	$ 26,714	$ 89,627
Interest Expense	(2,758)	(2,838)	(9,544)	(14,775)	(17,059)	(69,929)
Interest Income (Expense), Net, Total	909	2,139	2,983	8,143	9,655	19,698
Revenues, Net of Interest Expense, Total	16,449	28,653	67,569	376,448	382,976	1,241,670
Operating Expenses [Abstract]
General and administrative expenses	59,189	46,499	113,392	161,293	194,565	231,220
Marketing and Advertising Expense	5,128	9,948	17,122	59,801	69,021	248,895
Research and Development Expense	20,732	29,414	66,639	100,354	124,912	144,490
Restructuring, Settlement and Impairment Provisions	679	45,781	11,798	212,490	247,693	17,048
Costs and Expenses, Total	108,055	205,951	291,945	1,109,612	1,253,806	1,481,346
Operating Income (Loss), Total	(91,606)	(177,298)	(224,376)	(733,164)	(870,830)	(239,676)
Other Income and Expenses [Abstract]
Other Nonoperating Income (Expense)	977	746	5,187	861	3,741	0
Fair Value Adjustment of Warrants	(861)	0	(861)	0	(28,901)	32,790
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	(237,667)	29,089	(236,603)	306,866	236,603	0
Nonoperating Income (Expense), Total	(247,768)	(49,366)	(248,526)	108,750	(16,872)	(63,835)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	(339,374)	(226,664)	(472,902)	(624,414)	(887,702)	(303,511)
Income Tax Expense (Benefit)	659	(52)	2,539	1,450	1,100	(2,383)
Net income (loss)	(340,033)	(226,612)	(475,441)	(625,864)	(888,802)	(301,128)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(698)	(155)	(1,007)	(764)	(1,318)	35
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	$ (340,731)	$ (226,767)	$ (476,448)	$ (626,628)	$ (890,120)	$ (301,093)
Earnings Per Share [Abstract]
Basic net income (loss) per share	$ (0.68)	$ (0.77)	$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)
Diluted net income (loss) per share	$ (0.68)	$ (0.77)	$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)
Weighted average common shares outstanding - Basic (in shares)	496,577,751	292,660,334	364,817,445	289,934,149	95,303,684	86,984,646
Diluted weighted average shares outstanding	496,577,751	292,660,334	364,817,445	289,934,149	95,303,684	86,984,646
Non-Funding Debt
Other Income and Expenses [Abstract]
Interest expense on debt	$ (11,939)	$ (3,304)	$ (18,237)	$ (10,077)	$ (13,450)	$ (11,834)
Pre-Closing Bridge Notes
Other Income and Expenses [Abstract]
Interest expense on debt	0	(80,099)	0	(213,513)	(272,667)	(19,211)
Mortgage Platform
Revenues [Abstract]
Revenues	14,207	11,087	54,927	106,586	105,658	1,088,223
Operating Expenses [Abstract]
Expenses	19,166	55,545	70,809	292,915	327,815	700,113
Cash Offer Program
Revenues [Abstract]
Revenues	0	9,739	304	226,096	228,721	39,361
Operating Expenses [Abstract]
Expenses	0	9,813	398	227,509	230,144	39,505
Other Platform
Revenues [Abstract]
Revenues	1,333	5,688	9,355	35,623	38,942	94,388
Operating Expenses [Abstract]
Expenses	$ 3,161	$ 8,951	$ 11,787	$ 55,250	$ 59,656	$ 100,075